Document and Entity Information	Aug. 06, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Windstream Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32422
Entity Tax Identification Number	46-2847717
Entity Address, Address Line One	4001 Rodney Parham Road
Entity Address, City or Town	Little Rock,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72212
City Area Code	(501)
Local Phone Number	748-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001282266
No Trading Symbol Flag	true
Amendment Flag	false
Title of 12(b) Security	NONE
Windstream Services, LLC [Member]
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Windstream Services, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36093
Entity Tax Identification Number	20-0792300
Entity Central Index Key	0001585644
Amendment Flag	false